SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENTED DISCLOSURE INFORMATION

16.	SEGMENTED DISCLOSURES INFORMATION

The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the President and Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue
Years ended December 31,	2023		2022
Canada	$80,460	15%	$75,934	17%
United States	296,520	58%	251,746	55%
Austria	63,825	12%	59,523	13%
Germany	38,800	7%	31,823	7%
Netherlands	41,645	8%	34,945	8%
Other Europe	—	—%	1,608	—%
	$521,250	100%	$455,579	100%

For the year ended December 31, 2023, revenue from Magna International Inc. comprised approximately 23% (2022 — 25%) of the Trust’s total revenue.

Investment Properties
As at December 31,	2023		2022
Canada	$2,018,661	23%	$1,918,822	22%
United States	4,593,136	52%	4,757,867	54%
Austria	819,002	9%	759,977	8%
Germany	612,350	7%	588,804	7%
Netherlands	764,990	9%	814,101	9%
	$8,808,139	100%	$8,839,571	100%